Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Short-Term Bond Fund (First Prospectus Summary) | Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM Short-Term Bond Fund
Risk/Return Supplement [Text Block]	ck0000949881_SupplementTextBlock

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund
TDAM Core Bond Fund
TDAM High Yield Bond Fund
TDAM Global Low Volatility Equity Fund
TDAM Target Return Fund
TDAM 1- to 5-Year Corporate Bond Portfolio
TDAM 5- to 10-Year Corporate Bond Portfolio

(each, a "Fund" and collectively, the "Funds")

Supplement dated December 7, 2016
to the Summary Prospectus of each Fund, each dated June 1, 2016, to the Prospectus (the "Prospectus") and
the Statement of Additional Information (the "SAI"),
each dated May 27, 2016

Effective December 7, 2016:

The "TDAM Short-Term Bond Fund" is renamed "TD Short-Term Bond Fund";

The "TDAM Core Bond Fund" is renamed "TD Core Bond Fund";

The "TDAM High Yield Bond Fund" is renamed "TD High Yield Bond Fund";

The "TDAM Global Low Volatility Equity Fund" is renamed "TD Global Low Volatility Equity Fund";

The "TDAM Target Return Fund" is renamed "TD Target Return Fund";

The "TDAM 1- to 5-Year Corporate Bond Portfolio" is renamed "TD 1- to 5-Year Corporate Bond Portfolio"; and

The "TDAM 5- to 10-Year Corporate Bond Portfolio" is renamed "TD 5- to 10-Year Corporate Bond Portfolio".

Accordingly, effective December 7, 2016, all references in the Prospectus and SAI to "TDAM Short-Term Bond Fund", "TDAM Core Bond Fund", "TDAM High Yield Bond", "TDAM Global Low Volatility Equity Fund", "TDAM Target Return Fund", "TDAM 1- to 5-Year Corporate Bond Portfolio" and "TDAM 5- to 10-Year Corporate Bond Portfolio" are replaced with "TD Short-Term Bond Fund", "TD Core Bond Fund", "TD High Yield Bond", "TD Global Low Volatility Equity Fund", "TD Target Return Fund", "TD 1- to 5-Year Corporate Bond Portfolio", and "TD 5- to 10-Year Corporate Bond Portfolio", respectively.

Supplement Closing [Text Block]	ck0000949881_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE